SIGNIFICANT ACCOUNTING POLICIES - Intangible assets, net (Details)	12 Months Ended
Dec. 31, 2022
Software and others | Minimum
Intangible assets, net
Estimated useful lives	3 years
Software and others | Maximum
Intangible assets, net
Estimated useful lives	10 years
Others | Minimum
Intangible assets, net
Estimated useful lives	4 years
Others | Maximum
Intangible assets, net
Estimated useful lives	5 years